GOODWILL (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Goodwill [Line Items]
Balance at beginning of year	$ 27,588,883	$ 0
Goodwill acquired (note 3)	39,751,123	27,588,883
Translation adjustments	(1,552,986)	0
Balance at end of year	$ 65,787,020	$ 27,588,883